Loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 11 – Loss per share
Basic loss per common share (“EPS”) is calculated by dividing the net loss for the year by the weighted-average number of common shares outstanding during the period. Due to the Company’s net loss for the years ended December 31, 2020 and 2019, all potential common stock equivalents were anti-dilutive.
The following table summarizes basic and diluted loss per share or the years ended December 31, 2020 and 2019 (in thousands, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Basic and diluted loss per share:
Net loss	$(49,926)	$(54,014)

Weighted average common shares outstanding – basic	42,529,017	42,529,017
Dilutive effect of potentially issuable shares	—	—

Weighted average common shares outstanding – diluted	42,529,017	42,529,017

Basic loss per share	$(1.17)	$(1.27)
Dilutive effect of potentially issuable shares	—	—

Diluted loss per share	$(1.17)	$(1.27)

Common share equivalents excluded due to anti-dilutive effect	3,788,388	—